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October 24, 2007

VIA - EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Form N-8F/A
       Baron Capital Funds Trust - File No. 811-8505

Dear Sirs:

Attached for filing pursuant to Rule 8f-12 under the Investment Company Act of 1940, as amended, please find a copy of an amendment to Form N-8f filed on behalf of Baron Capital Funds Trust and all series thereof in connection with a merger with The Lincoln National Life Insurance Company that occurred on June 5, 2007.

If you should have any questions, please call me at 212-583-2013. Thank you.

Very truly yours,

/s/Linda S. Martinson
---------------------
   Linda S. Martinson
   President, Chief Operating Officer and Secretary

LSM/ms
att.

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